Consolidated statement of changes in equity (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
AOCI, net of tax [member]
Gains (losses) on investments in equity-accounted associates and joint ventures reclassified to retained earnings	$ 0	$ 0	$ 8	$ 0	$ 18